Sharebased compensation (Tables)	12 Months Ended
Dec. 31, 2023
Sharebased compensation
Schedule of stock options granted
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	418,529	3.71
Granted	2,488,000	1.52
Forfeited	(123,500)	2.09
Exercised	(21,000)	1.30
Expired	(301,414)	4.03
Outstanding as at December 31, 2023	2,460,615	1.56
Exercisable as at December 31, 2023	2,396,863	1.54
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2021	3,224,859	2.75
Granted	60,000	1.30
Forfeited	(4,000)	3.75
Expired	(42,226)	3.71
Cancelled	(2,820,104)	2.56
Outstanding as at December 31, 2022	418,529	3.71
Exercisable as at December 31, 2022	416,271	3.71
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2020	1,693,063	6.11
Granted	2,841,086	2.26
Forfeited	(47,500)	4.83
Expired	(953,803)	4.87
Cancelled	(307,987)	9.85
Outstanding as at December 31, 2021	3,224,859	2.75
Exercisable as at December 31, 2021	3,197,601	2.72

Schedule of fair values of options granted using the Black-Scholes option pricing model
	2023	2022	2021
Grant date share price	C$1.28 - C$2.48	C$1.19	C$1.96 — C$2.85
Exercise price	C$1.30 - C$2.45	C$1.30	C$1.70 — C$4.25
Expected dividend yield	—	—	—
Risk free interest rate	2.91% - 3.99%	2.87%	0.34% — 1.10%
Expected life	3 - 5 years	3 years	2 — 6 years
Expected volatility	95% - 110%	112%	116% — 132%

Schedule of number and weighted average remaining contractual life of outstanding and exercisable share options
Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.30	2,000,000	4.07	1.30	2,000,000
1.70	67,980	1.87	1.70	67,980
2.25	50,002	0.42	2.25	50,000
2.31	15,000	2.16	2.31	15,000
2.31	15,000	2.23	2.31	15,000
2.45	294,000	2.15	2.45	231,500
2.91	5,150	2.00	2.91	5,150
3.75	5,000	0.21	3.75	5,000
3.86	5,000	2.86	3.86	3,750
50.25	3,483	0.28	50.25	3,483
1.56	2,460,615	3.66	1.54	2,396,863
Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.30	60,000	2.58	1.30	60,000
1.70	103,453	2.21	1.70	103,453
2.25	168,898	1.04	2.25	168,898
2.61	12,687	0.49	2.61	12,683
2.91	5,150	3.00	2.91	5,150
3.75	5,000	1.21	3.75	5,000
3.86	5,000	3.86	3.86	2,750
5.43	16,265	0.49	5.43	16,264
10.65	3,731	0.49	10.65	3,730
13.07	10,856	0.49	13.07	10,855
13.47	1,418	0.49	13.47	1,418
16.08	18,410	0.49	16.08	18,409
17.89	4,178	0.49	17.89	4,178
50.25	3,483	1.28	50.25	3,483
3.71	418,529	1.52	3.71	416,271
Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.70	154,953	3.46	1.70	154,953
2.25	2,559,995	2.42	2.25	2,559,995
2.61	12,684	1.49	2.61	12,683
2.91	5,150	4.00	2.91	5,150
3.75	10,500	3.92	3.75	6,500
3.86	256,245	3.21	3.86	252,993
4.42	99,503	0.71	4.42	99,502
4.75	15,000	3.29	4.75	15,000
5.43	16,265	1.49	5.43	16,264
7.63	50,000	4.00	7.63	30,000
10.65	3,731	1.49	10.65	3,730
13.07	10,856	1.49	13.07	10,855
13.47	1,418	1.49	13.47	1,418
16.08	18,410	1.49	16.08	18,409
17.89	4,178	1.49	17.89	4,178
18.09	2,488	1.24	18.09	2,488
50.25	3,483	2.28	50.25	3,483
2.75	3,224,859	2.50	2.72	3,197,601

Schedule of fair values of PSUs granted using the Black-Scholes option pricing model
Number of PSUs
#
Outstanding as at December 31, 2021	—
Granted	2,820,104
Converted to Class B Common shares	(400,000)
Outstanding as at December 31, 2022	2,420,104
Granted	400,000
Forfeited	(100,000)
Converted to Class B Common shares	(2,720,104)
Outstanding as at December 31, 2023	—

Schedule of share-based compensation
	For the years ended December 31,
	2023	2022	2021
	$	$	$
Share options	1,951,757	69,780	3,594,005
PSUs	458,253	1,291,978	98,513
Class B Common Shares issued for services	36,000	169,500	174,537
Class B Common Shares issued for compensation	—	—	3,576,875
Warrants issued for services	1,372,763	—	—
Other (i)	16,702	—	—
	3,835,475	1,531,258	7,443,930